                                                  ------------------------------
                                                  |         OMB APPROVAL       |
                                                  ------------------------------
                                                  | OMB Number:      3235-0006 |
                                                  | Expires:  October 31, 2000 |
                                                  | Estimated average          |
                                                  |  burden hours              |
                                                  |  per response ........24.7 |
                                                  ------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         David M. Knott
                 -------------------------------
   Address:      485 Underhill Boulevard
                 -------------------------------
                 Suite 205
                 -------------------------------
                 Syosset, NY  11791
                 -------------------------------

Form 13F File Number: 28-03121
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David M. Knott
         -------------------------------
Title:   Investment Manager
         -------------------------------
Phone:   (516) 364-0303
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ David M. Knott           Syosset, New York    May 13, 2013
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 99
                                        --------------------

Form 13F Information Table Value Total: $528,590
                                        --------------------
                                            (thousands)

List of Other Included Managers: Dorset Management Corporation ("Dorset")

                           FORM 13F INFORMATION TABLE

       COLUMN 1           COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          VOTING AUTHORITY
                       TITLE OF CLASS  CUSIP       VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------------
    NAME OF ISSUER         CLASS                    ($)      PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE      SHARED   NONE
-------------------------------------------------------------------------------------------------------------------------------
ACADIA Pharmaceuticals
 Inc.                  Common         004225108     397,000     50,000 SH       DEFINED    Dorset       50,000
Anadarko Petroleum
 Corporation           Common         032511107   8,745,000    100,000 SH       DEFINED    Dorset      100,000
Anadarko Petroleum
 Corporation           Common         032511107  23,633,362    270,250 SH       DEFINED    Dorset                270,250
Anadarko Petroleum
 Corporation           Common         032511107     402,270      4,600 SH       OTHER                              4,600
Anadarko Petroleum
 Corporation           Common         032511107     918,225     10,500 SH       OTHER                   10,500
Anchor Bancorp WA      Common         032838104      78,750      5,000 SH       OTHER                              5,000
Anchor Bancorp WA      Common         032838104     118,125      7,500 SH       OTHER                    7,500
Apple Inc              Common         037833100      33,200         75 SH       OTHER                                 75
Apple Inc              Common         037833100      33,200         75 SH       OTHER                       75
Approach Resources,
 Inc.                  Common         03834A103   8,736,550    355,000 SH       DEFINED    Dorset                355,000
Baker Hughes
 Incorporated          Common         057224107   7,425,600    160,000 SH       DEFINED    Dorset                160,000
Cabot Oil & Gas
 Corporation           Common         127097103  18,254,700    270,000 SH       DEFINED    Dorset                270,000
CAI International,
 Inc.                  Common         12477X106   1,014,464     35,200 SH       DEFINED    Dorset       35,200
Cameron International
 Corporation           Common         13342B105   7,824,000    120,000 SH       DEFINED    Dorset                120,000
Canadian Natural
 Resources Ltd.        Common         136385101  12,854,857    401,000 SH       DEFINED    Dorset                401,000
Canadian Natural
 Resources Ltd.        Common         136385101     313,268      9,750 SH       OTHER                              9,750
Canadian Natural
 Resources Ltd.        Common         136385101     681,156     21,200 SH       OTHER                   21,200
Capitol Federal
 Financial, Inc.       Common         14057J101      24,140      2,000 SH       DEFINED    Dorset                  2,000
Capitol Federal
 Financial, Inc.       Common         14057J101   8,878,692    735,600 SH       DEFINED    Dorset      735,600
Capitol Federal
 Financial, Inc.       Common         14057J101      24,140      2,000 SH       OTHER                              2,000
Capitol Federal
 Financial, Inc.       Common         14057J101      72,420      6,000 SH       OTHER                    6,000
Chevron Corporation    Common         166764100   7,129,200     60,000 SH       DEFINED    Dorset                 60,000
China Ceramics Co.
 Ltd.                  Common         G2113X100     501,503    233,257 SH       DEFINED    Dorset      233,257
Cimarex Energy Co.     Common         171798101   6,789,600     90,000 SH       DEFINED    Dorset                 90,000
Coca Cola Company      Common         191216100     339,696      8,400 SH       OTHER                    8,400
Concho Resources, Inc  Common         20605P101  17,537,400    180,000 SH       DEFINED    Dorset                180,000
Devon Energy Corp.     Common         25179M103   1,128,400     20,000 SH       DEFINED    Dorset                 20,000
Du Pont EI De Nemours
 & Co                  Common         263534109      49,160      1,000 SH       OTHER                              1,000
Du Pont EI De Nemours
 & Co                  Common         263534109     176,976      3,600 SH       OTHER                    3,600
Eagle Materials Inc    Common         26969P108      15,192        228 SH       OTHER                                228
EnCana Corp.           Common         292505104   9,724,500    500,000 SH       DEFINED    Dorset                500,000
Essex Rental
 Corporation           Common         297187106   5,757,409  1,288,011 SH       DEFINED    Dorset    1,288,011
FMC Technologies, Inc. Common         302490101  15,773,100    290,000 SH       DEFINED    Dorset                290,000
FutureFuel Corporation Common         36116M106      12,150      1,000 SH       DEFINED    Dorset                  1,000
FutureFuel Corporation Common         36116M106   6,903,472    568,187 SH       DEFINED    Dorset      568,187
General Electric Co    Common         369604103      83,232      3,600 SH       OTHER                    3,600
Getty Realty
 Corporation           Common         374297109   6,386,360    316,000 SH       DEFINED    Dorset      316,000
Halliburton Company    Common         406216101  21,821,400    540,000 SH       DEFINED    Dorset                540,000
Helmerich & Payne,
 Inc.                  Common         423452101  13,354,000    220,000 SH       DEFINED    Dorset                220,000
Hertz Global Holdings,
 Inc.                  Common         42805T105      46,746      2,100 SH       DEFINED    Dorset        2,100
Hess Corporation       Common         42809H107  25,779,600    360,000 SH       DEFINED    Dorset                360,000

       COLUMN 1           COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          VOTING AUTHORITY
                       TITLE OF CLASS  CUSIP       VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------------
    NAME OF ISSUER         CLASS                    ($)      PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE      SHARED   NONE
-------------------------------------------------------------------------------------------------------------------------------
Hyde Park Acquisition
 Corp. II              Common         448640102   1,458,550    145,855 SH       DEFINED    Dorset      145,855
J.C. Penney Company    Common         708160106     764,566     50,600 SH       DEFINED    Dorset       50,600
Jamba, Inc.            Common         47023A101     719,625    252,500 SH       DEFINED    Dorset      252,500
JP Morgan Chase & Co.  Common         46625H100     313,236      6,600 SH       OTHER                              6,600
JP Morgan Chase & Co.  Common         46625H100     697,662     14,700 SH       OTHER                   14,700
Johnson & Johnson      Common         478160104      97,836      1,200 SH       OTHER                              1,200
Johnson & Johnson      Common         478160104     423,956      5,200 SH       OTHER                    5,200
Kraft Foods Group Inc. Common         50076Q106      34,319        666 SH       OTHER                                666
Kraft Foods Group Inc. Common         50076Q106     137,329      2,665 SH       OTHER                    2,665
Kythera
 Biopharmaceutical     Common         501570105     609,000     25,000 SH       DEFINED    Dorset       25,000
Lazard Ltd.            Common         G54050102      20,478        600 SH       DEFINED    Dorset          600
Ligand Pharmaceuticals
 Incorporated          Common         53220K504      44,399      1,666 SH       DEFINED    Dorset                  1,666
Ligand Pharmaceuticals
 Incorporated          Common         53220K504  38,593,384  1,448,157 SH       DEFINED    Dorset    1,448,157
Ligand Pharmaceuticals
 Incorporated          Common         53220K504      73,101      2,743 SH       OTHER                              2,743
M/I Homes, Inc.        Common         55305B101   3,423,000    140,000 SH       DEFINED    Dorset      140,000
Marathon Oil
 Corporation           Common         565849106   4,215,000    125,000 SH       DEFINED    Dorset                125,000
Microsoft Corporation  Common         594918104   6,227,308    217,700 SH       DEFINED    Dorset      217,700
Molson Coors Brewing
 Company               Common         60871R209   3,209,808     65,600 SH       DEFINED    Dorset       65,600
Mondelez Intl Inc      Common         609207105      61,230      2,000 SH       OTHER                              2,000
Mondelez Intl Inc      Common         609207105     244,920      8,000 SH       OTHER                    8,000
Murphy Oil Corporation Common         626717102   7,647,600    120,000 SH       DEFINED    Dorset                120,000
National Oilwell
 Varco Inc.            Common         637071101  12,735,000    180,000 SH       DEFINED    Dorset                180,000
Noble Corporation      Common         H5833N103  13,734,000    360,000 SH       DEFINED    Dorset                360,000
Noble Energy, Inc.     Common         655044105  19,662,200    170,000 SH       DEFINED    Dorset                170,000
OBA Financial
 Services, Inc.        Common         67424G101     475,000     25,000 SH       DEFINED    Dorset       25,000
OBA Financial
 Services, Inc.        Common         67424G101      95,000      5,000 SH       OTHER                              5,000
Oritani Financial
 Corporation           Common         68633D103      30,980      2,000 SH       OTHER                              2,000
Oritani Financial
 Corporation           Common         68633D103      92,940      6,000 SH       OTHER                    6,000
PepsiCo, Inc.          Common         713448108      58,937        745 SH       DEFINED    Dorset          745
Pfizer Inc.            Common         717081103      86,580      3,000 SH       DEFINED    Dorset                  3,000
Pfizer Inc.            Common         717081103  35,147,901  1,217,876 SH       DEFINED    Dorset    1,217,876
Pfizer Inc.            Common         717081103     507,936     17,600 SH       OTHER                             17,600
Pfizer Inc.            Common         717081103   1,731,600     60,000 SH       OTHER                   60,000
Pioneer Natural
 Resources Company     Common         723787107  21,122,500    170,000 SH       DEFINED    Dorset                170,000
Proctor & Gamble
 Company               Common         742718109      90,545      1,175 SH       DEFINED    Dorset        1,175
ProShares UltraShort
 20+ Year Treasury     Common         74347B201      52,568        800 SH       DEFINED    Dorset          800
QLT Inc.               Common         746927102   3,941,986    445,926 SH       DEFINED    Dorset      445,926
Rand Logistics, Inc.   Common         752182105       5,512        900 SH       DEFINED    Dorset                    900
Rand Logistics, Inc.   Common         752182105  10,974,512  1,791,757 SH       DEFINED    Dorset    1,791,757
Ryman Hospitality
 Properties, Inc.      Common         78377T107   4,575,000    100,000 SH       DEFINED    Dorset      100,000
Sanofi Aventis Rights
 exp 12/31/20          Common         80105N113     110,980     62,000 SH       DEFINED    Dorset       62,000

       COLUMN 1           COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          VOTING AUTHORITY
                       TITLE OF CLASS  CUSIP       VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------------
    NAME OF ISSUER         CLASS                    ($)      PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE      SHARED   NONE
-------------------------------------------------------------------------------------------------------------------------------
Schlumberger Limited   Common         806857108  24,713,700    330,000 SH       DEFINED    Dorset                330,000
Sealed Air Corporation Common         81211K100      19,288        800 SH       DEFINED    Dorset          800
SM Energy Company      Common         78454L100  17,766,000    300,000 SH       DEFINED    Dorset                300,000
Southwestern Energy
 Company               Common         845467109  11,178,000    300,000 SH       DEFINED    Dorset                300,000
Spirit AeroSystems
 Holdings, Inc.        Common         848574109      30,384      1,600 SH       DEFINED    Dorset        1,600
Standard Financial
 Corp.                 Common         853393106     390,000     20,000 SH       DEFINED    Dorset       20,000
State Investors
 Bancorp, Inc.         Common         857030100     433,500     30,000 SH       DEFINED    Dorset       30,000
Target Corporation     Common         87612E106     390,165      5,700 SH       DEFINED    Dorset        5,700
The Babcock & Wilcox
 Company               Common         05615F102      29,830      1,050 SH       DEFINED    Dorset        1,050
The Howard Hughes
 Corporation           Common         44267D107   2,514,300     30,000 SH       DEFINED    Dorset       30,000
The Stephan Co.        Common         858603103      42,564     21,282 SH       DEFINED    Dorset       21,282
TheStreet Inc.         Common         88368Q103     223,470    117,000 SH       DEFINED    Dorset      117,000
Total SA               Common         89151E109     115,152      2,400 SH       OTHER                    2,400
Total SA               Common         89151E109     115,152      2,400 SH       OTHER                              2,400
Wet Seal Inc.          Common         961840105   1,624,760    538,000 SH       DEFINED    Dorset      538,000
Whiting Petroleum
 Corporation           Common         966387102  22,888,168    450,200 SH       DEFINED    Dorset                450,200
WPX Energy Inc.        Common         98212B103  12,095,100    755,000 SH       DEFINED    Dorset                755,000

                 Total                          528,589,732 17,412,796                              10,244,918 7,167,878